NATURE OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2016
NATURE OF BUSINESS [Abstract]
Current Fleet
The Company’s fleet consists of ten PSVs.

Vessel Name	Yard	Year Built	Delivered to NAO
NAO Fighter [1]	Ulstein	2012	January 2014
NAO Prosper	Ulstein	2012	January 2014
NAO Power	Ulstein	2013	January 2014
NAO Thunder	Ulstein	2013	December 2013
NAO Guardian	Ulstein	2013	December 2013
NAO Protector	Ulstein	2013	December 2013
NAO Storm	Ulstein	2015	January 2015
NAO Viking	Ulstein	2015	January 2015
NAO Horizon [2]	Vard	2016	April 2016
NAO Galaxy [2]	Vard	2016	June 2016

[1] Vessel has been in lay-up since October 2016
[2] Vessels have been in lay-up since delivery.